SHARE CAPITAL (Narrative) (Details) - CAD ($)		12 Months Ended
	Feb. 08, 2018	Dec. 31, 2018
Statement [Line Items]
Units issued during period	2,905,066	2,905,066
Equity issuance, price per unit	$ 1.15
Gross proceeds	$ 3,340,826	$ 3,340,826
Weighted average exercise price of warrants granted in share-based payment arrangement	1.75	1.75
Issuance costs	$ 152,825	$ 152,825